Provisions	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Provisions	Provisions
Accounting for provisions
The Group applies IAS 37 Provisions, Contingent Liabilities and Contingent Assets in accounting for non-financial liabilities.
Provisions are recognised for present obligations arising as consequences of past events where it is more likely than not that a transfer of economic benefit will be necessary to settle the obligation, which can be reliably estimated. Provision is made for the anticipated cost of restructuring, including redundancy costs, when an obligation exists; for example, when the Group has a detailed formal plan for restructuring a business and has raised valid expectations in those affected by the restructuring by announcing its main features or starting to implement the plan.
Critical accounting estimates and judgements
The financial reporting of provisions involves a significant degree of judgement and is complex. Identifying whether a present obligation exists and estimating the probability, timing, nature and quantum of the outflows that may arise from past events requires judgements to be made based on the specific facts and circumstances relating to individual events and often requires specialist professional advice. When matters are at an early stage, accounting judgements and estimates can be difficult because of the high degree of uncertainty involved. Management continues to monitor matters as they develop to re-evaluate on an ongoing basis whether provisions should be recognised, however there can remain a wide range of possible outcomes and uncertainties, particularly in relation to legal, competition and regulatory matters, and as a result it is often not practicable to make meaningful estimates even when matters are at a more advanced stage.
The complexity of such matters often requires the input of specialist professional advice in making assessments to produce estimates. Customer redress and legal, competition and regulatory matters are areas where a higher degree of professional judgement is required. The amount that is recognised as a provision can also be very sensitive to the assumptions made in calculating it. This gives rise to a large range of potential outcomes which require judgement in determining an appropriate provision level. See Note 26 for more detail of legal, competition and regulatory matters.

Restated			Undrawn contractually committed facilities and guarantees[a]		Legal, competition and regulatory matters	Sundry provisions	Total[b]
	Onerous contracts	Redundancy and restructuring		Customer redress[b]
	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2021	28	158	1,064	497	268	289	2,304
Additions	6	316	124	408	72	198	1,124
Amounts utilised	(11)	(82)	—	(318)	(62)	(140)	(613)
Unused amounts reversed	(18)	(25)	(638)	(54)	(44)	(101)	(880)
Exchange and other movements	—	(41)	(8)	(3)	(8)	33	(27)
As at 31 December 2021[b]	5	326	542	530	226	279	1,908
Note
a    Undrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9.
b    2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
Provisions expected to be recovered or settled within no more than 12 months after 31 December 2021 were £1,754m (2020: £1,751m).
Onerous contracts
Onerous contract provisions comprise an estimate of unavoidable costs involved with fulfilling the terms and conditions of contracts net of any expected benefits to be received.
Redundancy and restructuring
These provisions comprise the estimated cost of restructuring, including redundancy costs where an obligation exists. Additions made during the year relate to formal restructuring plans and have either been utilised, or reversed where total costs are now expected to be lower than the original provision amount.
Undrawn contractually committed facilities and guarantees
Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure as ECL is not reported separately. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios, the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision. For further information, refer to the Credit risk section for loan commitments and financial guarantees on page 131.
Customer redress
Customer redress provisions comprise the estimated cost of making redress payments to customers, clients and counterparties for losses or damages associated with inappropriate judgement in the execution of the Group’s business activities. Provisions for other customer redress include £220m (2020; nil) in respect of the c.$13bn over-issuance of structured notes which represents the best estimate as at 31 December 2021 of the rescission right investors had for these securities. See Restatement of financial statements (Note 1a) on page 228 for further details and Legal, competition and regulatory matters (Note 26) for further details on provision dependencies and sensitivity.
Legal, competition and regulatory matters
The Group is engaged in various legal proceedings, both in the UK and a number of other overseas jurisdictions, including the US. For further information in relation to legal proceedings and discussion of the associated uncertainties, refer to Note 26.
Sundry provisions
This category includes provisions that do not fit into any of the other categories, such as fraud losses and dilapidation provisions.